UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 06/30/06

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VI, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:  28-10333

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-3506

Signature, Place and Date of signing:

 /s/ Pamela K. Hagenah
--------------------------------------------------------------------------------
    Pamela K. Hagenah         Menlo Park, California           August 3, 2006
    [Signature]                   [City, State]                    [Date]

Report type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                   -0-
                                        ------------------------------

Form 13F Information Table Total:                     26
                                        ------------------------------

Form 13F Information Table Value Total:             $300,078
                                        ------------------------------
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

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

                              TITLE                    VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              OF CLASS        CUSIP    (X$1,000)   PRN AMT    PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE
---------------------      ----------     ---------- ----------  --------   ---- ----- -------- --------   -----   -------   ----
AIRSPAN NETWORKS INC.       COMM STK       00950H102      2,036     841,504 SH           SOLE              841,504    0       0
APPLE COMPUTER              COMM STK       037833100      9,736     170,000 SH           SOLE              170,000    0       0
ALVARION LTD.               SHS            M0861T100        828     134,792 SH           SOLE              134,792    0       0
BROADCOM CORP               CL A           111320107     12,132     400,000 SH           SOLE              400,000    0       0
COMBINATORX INC             COMM STK       20010A103      6,153     700,000 SH           SOLE              700,000    0       0
CONOR MEDSYSTEMS INC.       COMM STK       208264101     17,382     630,000 SH           SOLE              630,000    0       0
EBAY                        COMM STK       278642103     17,574     600,000 SH           SOLE              600,000    0       0
GENESIS MICROCHIP INC DEL   COMM STK       37184C103      5,217     451,268 SH           SOLE              451,268    0       0
GENOMIC HEALTH INC          COMM STK       37244C101      9,409     799,400 SH           SOLE              799,400    0       0
GOOGLE INC                  COMM STK       38259P508     41,933     100,000 SH           SOLE              100,000    0       0
GREENFIELD ONLINE INC.      COMM STK       395150105      7,410   1,000,000 SH           SOLE            1,000,000    0       0
IKANOS COMMUNICATIONS INC.  COMM STK       45173E105      7,595     500,000 SH           SOLE              500,000    0       0
IMMUNICON CORP              COMM STK       45260A107      5,210   1,000,000 SH           SOLE            1,000,000    0       0
JUPITERMEDIA CORP           COMM STK       48207D101     13,000   1,000,000 SH           SOLE            1,000,000    0       0
NUVASIVE INC.               COMM STK       670704105      6,815     373,814 SH           SOLE              373,814    0       0
OPENWAVE SYSTEMS INC.       COMM STK       683718308     11,540   1,000,000 SH           SOLE            1,000,000    0       0
PHARMACYCLICS               COMM STK       716933106      2,123     550,000 SH           SOLE              550,000    0       0
POWERDSINE LTD.             COMM STK       M41415106      7,230   1,000,000 SH           SOLE            1,000,000    0       0
PROTALEX INC.               COMM STK       99DT999A6      4,500   1,250,000 SH           SOLE            1,250,000    0       0
QUALCOMM INC                COMM STK       747525103     16,028     400,000 SH           SOLE              400,000    0       0
SALESFORCE COM INC          COMM STK       79466L302     14,663     550,000 SH           SOLE              550,000    0       0
SIRF TECHNOLOGY
  HOLDINGS INC.             COMM STK       82967H101     20,299     630,000 SH           SOLE              630,000    0       0
SONICWALL INC               COMM STK       835470105     16,182   1,800,000 SH           SOLE            1,800,000    0       0
VERISIGN INC.               COMM STK       92343E102     25,487   1,100,000 SH           SOLE            1,100,000    0       0
WEBEX COMMUNICATIONS INC.   COMM STK       94767L109     14,216     400,000 SH           SOLE              400,000    0       0
WEBZEN INC                  SPONSORED ADR  94846M102      5,382     300,000 SH           SOLE              300,000    0       0

GRAND TOTAL                                            $300,078



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